Securities Act Registration No. 333-204808

Investment Company Act Registration No. 811-23066

As filed with the Securities and Exchange Commission on December 2, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 26

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 29

(Check appropriate box or boxes.)

Northern Lights Fund Trust IV

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68154

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	James P. Ash, Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2619 (phone) (631) 813-2884 (fax)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

() Immediately upon filing pursuant to paragraph (b)

(X) On December 16, 2016 pursuant to paragraph (b)

() 60 days after filing pursuant to paragraph (a)(1)

() On (date) pursuant to paragraph (a)(1)

() 75 days after filing pursuant to paragraph (a)(2)

() On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 19 to its Registration Statement until December 16, 2016. Post-Effective Amendment No. 19 to the Trust’s Registration Statement relates to the QuantX Risk Managed Global Growth ETF (formerly known as QuantX Global Growth ETF), QuantX Risk Managed Multi-Asset Income ETF, QuantX Risk Managed Multi-Asset Total Return ETF, QuantX Risk Managed Real Asset ETF and QuantX Dynamic Beta US Equity ETF (formerly known as QuantX Smart Vol USA Equity ETF) . Parts A, B and C of Registrant’s Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, filed on September 20, 2016, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hauppauge, State of New York, on the 2nd day of December, 2016.

Northern Lights Fund Trust IV

By: _/s/ Wendy Wang

Wendy Wang, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities indicated on December 2, 2016.

Name	Title
Joseph Breslin*	Trustee
Thomas Sarkany*	Trustee
Ira Rothblut*	Trustee
Charles Ranson*	Trustee
Wendy Wang*	President and Principal Executive Officer
Sam Singh*	Treasurer and Principal Financial Officer

*By: _/s/ Wendy Wang

Wendy Wang

Attorney-in-Fact